SCHEDULE OF STOCK OPTIONS (Details) - $ / shares shares in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options, options outstanding, beginning balance		145	[1]	114	[1]	92
Weighted average exercise price, options outstanding, beginning balance	[2]	$ 72.25		$ 124.00		$ 121.00
Weighted average remaining contractual life, beginning	[3]			3 years 3 months 18 days		1 year 3 months 18 days
Number of stock options, options outstanding, grants, shares				79		39
Weighted average exercise price, options outstanding, grants per share	[2]			$ 25.25		$ 130.75
Number of stock options, options outstanding, forfeited, shares				(48)		(9)
Weighted average exercise price, options outstanding, forfeited per share	[2]			$ 134.50		$ 156.25
Number of stock options, options outstanding, exercised, shares	[4]					(8)
Weighted average exercise price, options outstanding, exercised per share	[2]					$ 41.25
Number of Stock Options, Options outstanding, Ending balance	[1]			145		114
Weighted average exercise price, options outstanding, ending balance	[2]			$ 72.25		$ 124.00
Number of stock exercisable ending balance	[5]			90		76
Weighted average exercisable ending balance	[2]			$ 75.50		$ 113.25
Weighted average remaining contractual life, excersiable	[3]			3 years 4 months 24 days		2 years 8 months 12 days
Weighted average remaining contractual life, ending	[3]			3 years 3 months 18 days		3 years 3 months 18 days
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options, options outstanding, beginning balance		145
Weighted average exercise price, options outstanding, beginning balance	[6]	$ 72.25
Weighted average remaining contractual life, beginning		3 years 8 months 12 days		3 years 3 months 18 days	[7]
Number of stock options, options outstanding, grants, shares		16
Weighted average exercise price, options outstanding, grants per share			[6]	$ 25.25		$ 130.75
Number of stock options, options outstanding, forfeited, shares		(24)
Weighted average exercise price, options outstanding, forfeited per share	[6]
Number of stock options, options outstanding, exercised, shares	[8]
Weighted average exercise price, options outstanding, exercised per share	[6]
Number of Stock Options, Options outstanding, Ending balance		137	[8]	145
Weighted average exercise price, options outstanding, ending balance	[6]	$ 69.75		$ 72.25
Number of stock exercisable ending balance	[9]	88
Weighted average exercisable ending balance	[6]	$ 85.75
Weighted average remaining contractual life, excersiable	[7]	3 years 1 month 6 days

[1]	As of December 31, 2022 and 2021, the aggregate intrinsic value of stock options outstanding was $0.
[2]	Represents the weighted average exercise price.
[3]	Represents the weighted average remaining contractual term until the stock options expire.
[4]	On the respective exercise dates as of December 31, 2021, the aggregate intrinsic value of shares of Common Stock issued upon exercise of stock options amounted to $0.6 million.
[5]	As of December 31, 2022 and 2021, the aggregate intrinsic value of exercisable stock options was $0.
[6]	Represents the weighted average exercise price.
[7]	Represents the weighted average remaining contractual term until the stock options expire.
[8]	As of September 30, 2023, the aggregate intrinsic value of stock options outstanding was $0.
[9]	As of September 30, 2023, the aggregate intrinsic value of exercisable stock options was $0.